ORGANIZATION AND PLAN OF BUSINESS OPERATIONS (Details) - USD ($)		8 Months Ended	9 Months Ended	11 Months Ended
	Jun. 19, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Number of units issued				51,750,000
Number of warrants issued			8,233,334	8,233,334
Price of single warrant			$ 1.50	$ 1.50
Proceeds from sale of Private Placement Warrants		$ 12,350,000	$ 12,350,000	$ 12,350,000
Other offering costs	$ 778,589
Cash held outside the Trust Account			$ 177,107	$ 843,643
Investment of cash in Trust Account	517,500,000
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account			80.00%	80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination			50.00%	50.00%
Redemption of shares calculated based on business days prior to consummation of business combination (in days)			2 days	2 days
Minimum net tangible assets upon consummation of the Business Combination			$ 5,000,001	$ 5,000,001
Threshold percentage of Public Shares subject to redemption without the Company's prior written consent			15.00%	15.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)			100.00%	100.00%
Threshold business days for redemption of public shares			10 days	10 days
Maximum net interest to pay dissolution expenses			$ 100,000	$ 100,000
Operating bank accounts			177,107	843,643
Securities held in Trust Account			517,500,000	517,500,000
Working capital deficit			2,306,583	440,383
Transaction Costs	29,241,089
Underwriting fees	10,350,000
Deferred underwriting fees	$ 18,112,500		$ 18,112,500	$ 18,112,500
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued	51,750,000		51,750,000	51,750,000
Unit price	$ 10.00		$ 10.00	$ 10.00
Proceeds from issuance of units	$ 517,500,000
Over-allotment
Subsidiary, Sale of Stock [Line Items]
Number of units issued	6,750,000		6,750,000	6,750,000
Unit price	$ 10.00
Private Placement
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued	8,233,334
Price of single warrant	$ 1.50
Proceeds from sale of Private Placement Warrants	$ 12,350,000